Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Schedule of summary of non-interest bearing and interest bearing deposits
At December 31, 2018 and 2017, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2018	2017
Non-interest bearing	$1,804,881	$1,633,941
Interest bearing	4,455,979	4,183,385
Total	$6,260,860	$5,817,326

Schedule of maturities of time deposits	At December 31, 2018, the maturities of time deposits were as follows:

(In thousands)
2019	$670,674
2020	248,938
2021	55,873
2022	47,190
2023	20,405
After 5 years	97
Total	$1,043,177